Other income (Details Narrative) - EUR (€)	3 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2022
Other income (Details Narrative)
Other income increased		€ 14,400,000
Recognition		7,100,000
Reimbursable costs	€ 7,300,000.0	€ 7,300,000